Related Parties (Tables)	9 Months Ended
Sep. 30, 2016
Related Parties [Abstract]
Summary of trade receivables
	September 30,	December 31,
	2016	2015
	Unaudited

Trade receivables	$226	$226
Allowance for doubtful debts	(226)	(226)

Trade receivables, net	$-	$-

Schedule of related party transactions
	Nine months ended September 30,
	2016	2015
	Unaudited

Revenues	$-	$226

Bad debt expenses (*)	$-	$(226)

*)	Recorded under general and administrative expenses on the consolidated statements of operations.